Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 14,967,630	$ 477,132	$ 32,976,164
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 15,583,145	$ 496,753	$ 33,636,945